LEASES - Narrative (Details) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($)	Jul. 27, 2022 USD ($) operatingLease	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)
Lessee, Lease, Description [Line Items]
Operating lease extension term			5 years
Operating lease costs			$ 3,500
Loss on impairment of right of use assets	$ 0	$ 0	3,643
Number of non-cancelable operating leases | operatingLease		3
Rent expense		$ 900		$ 1,200
TEXAS | Warehouse
Lessee, Lease, Description [Line Items]
Loss on impairment of right of use assets			800
TEXAS | Office
Lessee, Lease, Description [Line Items]
Loss on impairment of right of use assets			2,700
Annual sublease rent			$ 400
Minimum
Lessee, Lease, Description [Line Items]
Operating lease remaining term			8 years
Maximum
Lessee, Lease, Description [Line Items]
Operating lease remaining term			11 years